INCOME TAXES	12 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
INCOME TAXES

14. INCOME TAXES

Income tax provision is summarized as follows:

	December 31, 2025	December 31, 2024
Current
Federal	$52,796	$51,608
State	20,113	19,660
	$72,909	$71,268
Deferred
Federal	-	-
State	-	-
Change in valuation allowance	$171,163	305,801
Net operating losses	(244,072)	(377,069)

Income tax provision	$-	$-

POWERDYNE INTERNATIONAL, INC.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2025, and 2024

14. INCOME TAXES (Continued)

The actual income tax provision differs from the “expected” tax computed by applying the Federal corporate tax rate of 21% to the income before income taxes as follows:

	For the year ended	For the year ended
	December 31, 2025	December 31, 2024
“Expected” income tax benefit	$52,796	$51,608
State tax expenses net of Federal Benefit	20,113	19,660
Change in valuation allowance	171,163	305,801
Other
Net operating losses	(244,072)	(377,069)

Income tax provision	$-	$-

The tax effects of temporary differences which give rise to significant portions of the deferred taxes are summarized as follows:

	For the year ended	For the year ended
	December 31, 2024	December 31, 2024
Deferred tax assets
Inventory reserve	$-	$-
Allowance for bad debts and returns	-	-
Accrued expenses	40,448	(19,301)
Asset valuation reserve	-	-
Net operating loss carry forward - estimated	5,508,297	5,396,883
Other		-
Total deferred tax assets	$5,548,745	$5,377,582
Valuation allowance.	(5,548,745)	(5,377,582)
	$-	$-
Deferred tax liabilities	-	-
Deferred state taxes	-	-
Total deferred tax liabilities	-	-

Net deferred tax assets	$-	$-

As of December 31, 2025, we have an estimated $5,508,297 (2024 - $5,396,883) in estimated net operating loss carry forwards for federal and state income tax purposes. In assessing the realizability of the deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. We consider the scheduled reversal of deferred tax assets, the level of historical taxable income and tax planning strategies in making the assessment of the realizability of deferred tax assets. We have identified the U.S. federal, Delaware, and Massachusetts “major” tax jurisdiction. Delaware is for Franchise Tax Purposes only, which we paid $ in 2025 and 2024 $1,250. With limited exceptions, we remain subject to IRS examination of our income tax returns filed within the last three (3) years, and to Massachusetts Department of Revenue examination of our income tax returns within the last four (4) years.